10. Earnings Per Share (Details - Per share info) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss	$ (1,613,299)	$ (1,531,095)
Weighted average shares outstanding - basic	40,601,683	36,241,821
Basic and diluted loss per share	$ (0.04)	$ (0.04)